Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 11. Related Party Transactions

Amount due from related parties

As of June 30, 2025 and December 31, 2024, the Company recorded amount due from GBuy Global Pte Ltd, a shareholder of the Company of $18,429 and $26,860, respectively, which represents expenses paid on behalf for a related party. The amounts are unsecured, non-interest bearing and due on demand.

As of June 30, 2025 and December 31, 2024, the Company recorded amount due from Webuy Talent Ltd (“Webuy Talent”) of $17,710 and $10,696, respectively. Mr. Bin Xue, Chief Executive Officer and Chairman of the Board of Director of the Company is also the director of Webuy Talent. The balance represents expenses paid on behalf for a related party. The amounts are unsecured, non-interest bearing and due on demand.

Amount due to a related party

The transactions amount due to a related party are as of the following:

	June 30, 2025	December 31, 2024
Beginning of the years January 1	$24,842	$25,929
Exchange difference	1,871	(1,087)
Periods ended June 30	$26,713	$24,842

As of June 30, 2025 and December 31, 2024, the Company recorded amount due to Mr. Bin Xue, Chief Executive Officer and Chairman of the Board of Director of the Company of $26,713 and $24,842. Except for the exchange differences arising from the translation of SGD balances into U.S. dollar at different period-end and year-end exchange rates, there was no movement on the balance during the six months ended June 30, 2025 and 2024. The balance represents business advances from a related party. The amounts are unsecured, non-interest bearing and due on demand.